Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE ETF TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Notice of the Touchstone Strategic Income Opportunities ETF Name ChangeEffective October 31, 2024, the Touchstone Strategic Income Opportunities ETF will be renamed the Touchstone Strategic Income ETF. In connection with the name change, all references to the Touchstone Strategic Income Opportunities ETF in the Fund's Prospectus, Summary Prospectus and Statement of Additional Information are replaced with Touchstone Strategic Income ETF.There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.Operating Expense Reduction - Touchstone Strategic Income Opportunities ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.65% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone StrategicIncome ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.55%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.32%Total Annual Fund Operating Expenses0.87%Fee Waiver and/or Expense Reimbursement(0.38)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.49%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$503 Years$2405 Years$44510 Years$1,037There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.Operating Expense Reduction - Touchstone Dividend Select ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.67% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone DividendSelect ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.55%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.66%Acquired Fund Fees and Expenses (AFFE)0.01%Total Annual Fund Operating Expenses1.22%Fee Waiver and/or Expense Reimbursement(0.72)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.50%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$513 Years$3165 Years$60110 Years$1,413There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.Operating Expense Reduction - Touchstone US Large Cap Focused ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.69% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone US Large Cap Focused ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.70%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.53%Acquired Fund Fees and Expenses (AFFE)0.01%Total Annual Fund Operating Expenses1.24%Fee Waiver and/or Expense Reimbursement(0.68)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.56%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$573 Years$3265 Years$61610 Years$1,440There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Touchstone Strategic Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Notice of the Touchstone Strategic Income Opportunities ETF Name ChangeEffective October 31, 2024, the Touchstone Strategic Income Opportunities ETF will be renamed the Touchstone Strategic Income ETF. In connection with the name change, all references to the Touchstone Strategic Income Opportunities ETF in the Fund's Prospectus, Summary Prospectus and Statement of Additional Information are replaced with Touchstone Strategic Income ETF.There will be no changes to the investment strategies of the Fund and the current investment process of the Fund's sub-advisor will not change.Operating Expense Reduction - Touchstone Strategic Income Opportunities ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.65% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone StrategicIncome ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.55%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.32%Total Annual Fund Operating Expenses0.87%Fee Waiver and/or Expense Reimbursement(0.38)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.49%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(3)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$503 Years$2405 Years$44510 Years$1,037There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Touchstone Strategic Income Opportunities ETF | Touchstone Strategic Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.49%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	$ 1,037
Touchstone Dividend Select ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Operating Expense Reduction - Touchstone Dividend Select ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.67% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone DividendSelect ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.55%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.66%Acquired Fund Fees and Expenses (AFFE)0.01%Total Annual Fund Operating Expenses1.22%Fee Waiver and/or Expense Reimbursement(0.72)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.50%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$513 Years$3165 Years$60110 Years$1,413There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Touchstone Dividend Select ETF | Touchstone Dividend Select ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[6],[7]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,413
Touchstone US Large Cap Focused ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Operating Expense Reduction - Touchstone US Large Cap Focused ETFEffective October 31, 2024, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation agreement will be effective through October 31, 2025. Prior to October 31, 2024, the Fund’s contractual expense limitation was 0.69% of average daily net assets.Accordingly, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as of October 31, 2024 to reflect changes to “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”:Touchstone US Large Cap Focused ETFAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Management Fees0.70%Distribution and/or Shareholder Service (12b-1) Fees0.00%Other Expenses0.53%Acquired Fund Fees and Expenses (AFFE)0.01%Total Annual Fund Operating Expenses1.24%Fee Waiver and/or Expense Reimbursement(0.68)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.56%(1)The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).(2)Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.(3)Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.(4)Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year$573 Years$3265 Years$61610 Years$1,440There are no additional changes to the Summary Prospectus or the Prospectus except those described herein.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange traded funds (“ETFs”). The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Touchstone US Large Cap Focused ETF | Touchstone US Large Cap Focused ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[9]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[10],[11]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	$ 1,440

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[2]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.
[4]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[5]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
[6]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.49% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
[7]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.
[8]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[9]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2023.
[10]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.55% of average daily net assets. This contractual expense limitation is effective through October 31, 2025, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.
[11]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will differ from the ratio of net expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2023 due to contractual changes in the Fund's expense limitation agreement effective October 31, 2024.